Earnings Per Share - Summary of Components of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended																12 Months Ended
		Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2021		Dec. 31, 2020		Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Net income (loss)		$ 12,806		$ (15,303)		$ 9,190		$ (233)		$ (1,319)		$ (2,944)		$ (7,390)		$ (11,465)		$ 6,460	$ (23,118)	$ (51,952)
Weighted average common shares outstanding, basic																		118,571	57,865	57,848
Dilutive effect of stock options	[1]																	24,644	0	0
Dilutive effect of restricted stock units																		5	0	0
Dilutive effect of preferred stock	[1]																	0	0	0
Dilutive effect of warrants	[1]																	0	0	0
Weighted average common shares outstanding, diluted																		143,220	57,865	57,848
Net income (loss) per share, basic		$ 0.05	[2]	$ (0.13)	[2]	$ 0.15	[2]	$ 0.00	[2]	$ (0.02)	[2]	$ (0.05)	[2]	$ (0.13)	[2]	$ (0.20)	[2]	$ 0.05	$ (0.40)	$ (0.90)
Net income (loss) per share, diluted		$ 0.05	[2]	$ (0.13)	[2]	$ 0.04	[2]	$ 0.00	[2]	$ (0.02)	[2]	$ (0.05)	[2]	$ (0.13)	[2]	$ (0.20)	[2]	$ 0.05	$ (0.40)	$ (0.90)
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive preferred stock	[1]																	0	1,887	1,887
Options Issued Under Plan
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive preferred stock	[1]																			23,669
Equity Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive preferred stock	[1]																	0	27,591
Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive preferred stock	[1]																	0	138,612	126,986

[1]	Due to the net loss during each of the years ended December 31, 2020 and 2019, no dilutive securities were included in the calculation of diluted loss per share because they would have been anti-dilutive.
[2]	Basic and diluted net income (loss) per share are computed independently for each of the quarters presented. Therefore, the sum of the quarterly basic and diluted net income (loss) per share may not equal annual basic and diluted income (loss) per share.